Revenue from contract with customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 83,492	$ 88,143
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70,281	79,824
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,211	8,319
Mobile | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,439	60,436
Web | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,842	19,388
Over the time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	70,203	79,603
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78	221
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,014	70,186
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,014	70,186
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 9,267	$ 9,638